Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation

OMNIBUS INCENTIVE PLAN

In 2013, OMH adopted the 2013 Omnibus Incentive Plan, which was amended and restated effective as of May 25, 2016, under which equity-based awards are granted to selected management employees, non-employee directors, independent contractors, and consultants. The amendment and restatement of the Omnibus Plan (i) extended the term of the Omnibus Plan from October 2023 to May 2026 and (ii) limited the number of cash and equity-based awards under the Omnibus Plan valued at more than $500,000 to non-employee directors during the calendar year.

As of December 31, 2017, 13,199,096 shares of common stock were reserved for issuance under the Omnibus Plan, including 1,411,236 shares subject to outstanding equity awards. The amount of shares reserved is adjusted annually at the beginning of the year by a number of shares equal to the excess of 10% of the number of outstanding shares on the last day of the previous fiscal year over the number of shares reserved and available for issuance as of the last day of the previous fiscal year. The Omnibus Plan allows for issuance of stock options, RSUs and RSAs, stock appreciation rights, and other stock-based awards and cash awards. SFC participates in stock awards of OMH. Unless specifically noted, the following disclosures are based on all award activity of OMH.
Service-based Awards

In connection with the initial public offering on October 16, 2013 and subsequent to the offering, OMH has granted service-based RSUs and RSAs to certain of our executives and employees. The RSUs are subject to a graded vesting period of 4.2 years or less and do not provide the holders with any rights as shareholders, including the right to earn dividends during the vesting period. The RSAs are subject to a graded vesting period of three years or less and provide the holders the right to vote and to earn dividends during the vesting period. The fair value for restricted units and awards is generally the closing market price of OMH’s common stock on the date of the award. For awards granted in connection with the initial public offering, the fair value is the offering price. Expense is amortized on a straight line basis over the vesting period, based on the number of awards that are ultimately expected to vest. The weighted-average grant date fair value of service-based awards issued in 2017, 2016, and 2015 was $27.85, $26.14, and $47.44, respectively. The total fair value of service-based awards that vested during 2017, 2016, and 2015 was $18 million, $10 million, and $7 million, respectively.

The following table summarizes the service-based stock activity and related information for the Omnibus Plan for 2017:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Term (in Years)

Unvested as of January 1, 2017	1,382,920	$35.86
Granted	407,184	27.85
Vested	(575,322)	31.86
Forfeited	(73,172)	38.10
Unvested at December 31, 2017	1,141,610	34.87	1.91

Performance-based Awards

During 2017, 2016 and 2015, OMH awarded PRSUs that may be earned based on the financial performance of OMH. Certain PRSUs are subject to the achievement of performance goals during the period between the grant date and December 31, 2017. These awards are also subject to a graded vesting period of two years after the attainment of the performance goal or December 31, 2017, whichever occurs earlier. The remaining PRSUs are subject to separate and independent performance goals for 2017, 2018, and 2019; therefore, a separate requisite service period exists for each year that begins on January 1 of the respective performance year. Vesting for these awards will occur on the filing date of this Annual Report on Form 10-K that occurs after the performance year or the date the actual performance outcome is determined, whichever is later. All of the PRSUs allow for partial vesting if a minimum level of performance is attained. The PRSUs do not provide the holders with any rights as shareholders, including the right to earn dividends during the vesting period. The fair value for PRSUs is based on the closing market price of our stock on the date of the award.

Expense for performance-based shares is recognized over the requisite service period when it is probable that the performance goals will be achieved and is based on the total number of units expected to vest. Expense for awards with graded vesting is recognized under the accelerated method, whereby each vesting is treated as a separate award with expense for each vesting recognized ratably over the requisite service period. If minimum targets are not achieved by the end of the respective performance periods, all unvested shares related to those targets will be forfeited and canceled, and all expense recognized to that date is reversed.

Prior to the OneMain Acquisition, none of the performance targets related to certain PRSUs issued in 2014 were deemed probable of occurring. Subsequent to the OneMain Acquisition, the targets were re-evaluated and the 100% performance targets were deemed probable of occurring. Accordingly in 2015, we recorded a cumulative catch-up expense of $6 million, which is included in acquisition-related transaction and integration expenses. During the fourth quarter of 2016, the Compensation Committee determined that the PRSU performance targets were 100% achieved. Accordingly, a portion of the PRSU awards vested immediately, with the remaining shares subject to vesting upon meeting stated service requirements.

The weighted average grant date fair value of performance-based awards issued in 2017 and 2015 was $24.98 and $34.45, respectively. No performance shares were granted during 2016. The total fair value of performance-based awards that vested during 2017 and 2016 was $2 million and $4 million, respectively. No performance-based awards vested in 2015.
The following table summarizes the performance-based stock activity and related information for the Omnibus Plan for 2017:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Term (in Years)

Unvested as of January 1, 2017	407,948	$25.94
Granted	90,072	24.98
Vested	(92,000)	24.78
Forfeited	(136,394)	25.70
Unvested at December 31, 2017	269,626	26.14	3.78

Following the contribution of SFMC to SFI, share-based compensation expense is primarily incurred by OGSC and subsequently allocated to SFC by OMGS. As of December 31, 2017, there was no unrecognized compensation expense. See Note 12 for information regarding the dividend of SFMC to SFI.

Total share-based compensation expense, net of forfeitures, for all stock-based awards directly incurred by SFC amounted to $5 million in 2017, $8 million in 2016 and $2 million in 2015. The total income tax benefit recognized for stock-based compensation was $2 million in 2017, $3 million in 2016 and $1 million in 2015.

Initial Stockholder Incentive Units

In the fourth quarter of 2015, certain executives of the Company surrendered a portion of their incentive units in the Initial Stockholder and certain additional executives of the Company received a grant of incentive units in the Initial Stockholder. These incentive units are intended to encourage the executives to create sustainable, long-term value for the Company by providing them with interests that are subject to their continued employment with the Company and that only provide benefits (in the form of distributions) if the Initial Stockholder makes distributions to one or more of its common members that exceed specified amounts. The incentive units are entitled to vote together with the holders of common units in the Initial Stockholder as a single class on all matters. The incentive units may not be sold or otherwise transferred and the executives are entitled to receive these distributions only while they are employed with the Company, unless the executive’s termination of employment results from the executive’s death, in which case the executive’s beneficiaries will be entitled to receive any future distributions. Because the incentive units only provide economic benefits in the form of distributions while the holders are employed, and the holder generally does not have the ability to monetize the incentive units due to the transfer restrictions, the substance of the arrangement is that of a profit sharing agreement. These incentive units provide benefits (in the form of distributions) in the event the Initial Stockholder makes distributions to one or more of its members that exceed certain specified amounts. In connection with the sale of our common stock by the Initial Stockholder in 2015, certain of the specified thresholds were satisfied. In accordance with ASC Topic 710, Compensation-General, we recorded non-cash incentive compensation expense of $15 million in 2015 related to the incentive units with a capital contribution offset such that the impact to overall shareholder’s equity was neutral. No expense was recognized for these awards during 2017 or 2016.